LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (27,054)	$ (30,021)	$ (25,446)
Number of shares used in basic calculation	662,933,695	252,844,394	146,407,055
Basic and diluted loss per ordinary share	$ (0.04)	$ (0.12)	$ (0.17)